Business Combinations - Asset Acquisitions (Details) - Vayu	Feb. 08, 2021 USD ($) shares
Asset Acquisition [Line Items]
Asset acquisition, concentrated amount of intellectual property (as a percent)	95.00%
Cash	$ 81,442
Property and equipment	56,011
Intellectual property	8,406,743
Non-compete agreement	100,819
Deferred tax liability	(1,362,667)
Accrued expenses and other current liabilities	(564,039)
SBA loan (PPP funds)	(65,000)
Asset acquisition, assets acquired and liabilities assumed, net	6,653,309
Total purchase price	$ 6,653,309
Series D Preferred Stock
Asset Acquisition [Line Items]
Common stock and warrants issued (in shares) | shares	1,432,244
Asset acquisition, preferred stock issued	$ 6,653,309